Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Transfer of amortized cost of available for sale debt securities to held to maturity securities	$ 45,100
Transfer of available for sale debt securities to held to maturity securities	40,700
Debt securities, Held to maturity, Allowance for credit loss	0
Asset Pledged as Collateral [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value of securities pledged	15,300	$ 30,700
Asset Pledged as Collateral with Right [Member]
Debt Securities, Available-for-sale [Line Items]
Fair value of securities pledged	$ 858	$ 557